Property and equipment, net	12 Months Ended
Dec. 31, 2024
Property and equipment, net
Property and equipment, net
7.	Property and equipment, net

	As of December 31,
	2023	2024
	RMB	RMB
Cost:
Buildings	17,786,267	20,496,536
Furniture, fixtures and equipment	3,425,655	3,700,956
Leasehold improvements	1,436,468	1,608,217
Motor vehicles	31,830	30,662
Software	118,942	128,253
Construction in progress	1,103,901	600,374

Sub-total	23,903,063	26,564,998
Less: Accumulated depreciation	(6,399,161)	(7,653,439)
Less: Accumulated impairment	(621,802)	(618,788)

Property and equipment, net	16,882,100	18,292,771

Depreciation expenses charged were RMB1,231.3 million, RMB1,299.4 million and RMB1,418.5 million for the years ended December 31, 2022, 2023 and 2024, respectively.
During the year ended December 31, 2022, the Group identified impairment indicator for its leasehold improvements and furniture related to offline shops due to their declining performance and recognized an impairment loss of RMB111,726, and impairment indicator for its transit warehouses due to their declining utilization rate and recognized an impairment loss of RMB127,576.
During the year ended December 31, 2023, the Group identified impairment indicator for its leasehold improvements and furniture related to offline shops and city outlets due to their declining performance and recognized an impairment loss of RMB20,584 related to leasehold improvement and RMB135,657 related to ROU assets as disclosed in Note 15.
No impairment indicator was identified for the year ended December 31, 2024.